NOTE RECEIVABLE (Tables)	12 Months Ended
Mar. 31, 2026
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Schedule of note receivable [Table Text Block]
$
Balance, March 31, 2025	802,766
Interest income	34,000
Accretion income	31,188
Interest payments received	(34,000)
Balance, March 31, 2026	833,954